Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and due from banks	$ 257,153	$ 294,155
Interest-bearing deposits with other banks	1,340,620	881,418
Federal funds sold	1,170	1,079
Total cash and cash equivalents	1,598,943	1,176,652
Securities available for sale at estimated fair value (amortized cost-$4,149,895 at December 31, 2023 and $5,011,729 at December 31, 2022, allowance for credit losses of $0 at December 31, 2023 and December 31, 2022)	3,786,377	4,541,925
Securities held to maturity, net of allowance for credit losses of $17 at December 31, 2023 and $18 at December 31, 2022 (estimated fair value-$1,020 at December 31, 2023 and December 31, 2022)	1,003	1,002
Equity securities at estimated fair value	8,945	7,629
Other investment securities	329,429	322,048
Loans held for sale measured using fair value option	56,261	56,879
Loans and leases	21,373,185	20,580,163
Less: Unearned income	(14,101)	(21,997)
Loans and leases, net of unearned income	21,359,084	20,558,166
Less: Allowance for loan and lease losses	(259,237)	(234,746)
Net loans and leases	21,099,847	20,323,420
Bank premises and equipment	190,520	199,161
Operating lease right-of-use assets	86,986	71,144
Goodwill	1,888,889	1,888,889
Mortgage servicing rights	4,554	21,022
Bank-owned life insurance ("BOLI")	486,895	480,184
Accrued interest receivable	111,420	94,890
Other assets	276,413	304,535
TOTAL ASSETS	29,926,482	29,489,380
Deposits:
Noninterest-bearing	6,149,080	7,199,678
Interest-bearing	16,670,239	15,103,488
Total deposits	22,819,319	22,303,166
Borrowings:
Securities sold under agreements to repurchase	196,095	160,698
Federal Home Loan Bank ("FHLB") borrowings	1,510,487	1,910,775
Other long-term borrowings	278,616	286,881
Reserve for lending-related commitments	44,706	46,189
Operating lease liabilities	92,885	75,749
Accrued expenses and other liabilities	213,134	189,729
TOTAL LIABILITIES	25,155,242	24,973,187
Shareholders' Equity
Preferred stock, $1.00 par value; Authorized-50,000,000 shares, none issued	0	0
Common stock, $2.50 par value; Authorized-200,000,000 shares; issued-142,257,646 and 142,011,560 at December 31, 2023 and December 31, 2022, respectively, including 7,308,583 and 7,266,438 shares in treasury at December 31, 2023 and December 31, 2022, respectively	355,644	355,029
Surplus	3,181,764	3,168,874
Retained earnings	1,745,619	1,575,426
Accumulated other comprehensive loss	(259,681)	(332,732)
Treasury stock, at cost	(252,106)	(250,404)
TOTAL SHAREHOLDERS' EQUITY	4,771,240	4,516,193
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 29,926,482	$ 29,489,380